                     SUPPLEMENT DATED AUGUST 31, 2007 TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The above referenced Prospectus is revised as follows:

I.   VOLUNTARY TRANSFER AGENCY FEE CAP

At a meeting held on August 7-8, 2007, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the transfer agency agreements between the Companies and Hartford Administrative Services Company ("HASCO"), the funds' transfer agent. In connection with this approval, HASCO agreed to reduce the voluntary transfer agent fee cap from 35 bps to 30 bps for each fund. Accordingly, effective November 1, 2007, in the Section entitled "Your Expenses" the footnote below each fund's Shareholder Fees and Annual Operating Expenses table relating to "Other Expenses" is hereby deleted and replaced as follows:

     "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Hartford Administrative Services Company, the fund's transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

II.  MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 7-8, 2007, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the investment management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to: (i) permanently reduce the contractual management fee for certain funds; (ii) remove or revise the voluntary management fee waiver for certain funds; and (iii) revise or continue the expense caps on Class A, Class B and Class C shares for certain funds. Accordingly, effective November 1, 2007, the following changes are being made to certain footnotes below the Shareholder Fees and Annual Operating Expenses table for the noted funds:

THE HARTFORD ADVISERS FUND

HIFSCO has removed the 5 bps voluntary management fee waiver. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted.

In addition, HIFSCO has continued the voluntary annual operating expense cap with respect to Class A shares. Accordingly, in the Section entitled "Your Expenses", footnote 5 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.18%. This policy may be discontinued at any time.

THE HARTFORD EQUITY INCOME FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and revise the voluntary management fee waiver from 10 bps to 5 bps. Accordingly, the management fee at the first breakpoint is 0.75% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.79% to 0.75% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 2 to the Expense Table is hereby deleted and replaced as follows:

     Effective November 1, 2007, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2008. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.70%, and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the Fund are 1.21%, 2.05% and 1.92%, respectively.

HIFSCO has also continued the voluntary annual operating expense cap with respect to Class A, Class B and Class C shares. Accordingly, in the Section entitled "Your Expenses", footnote 5 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.25%, 2.00% and 2.00%, respectively. This policy may be discontinued at any time.

THE HARTFORD GLOBAL GROWTH FUND (FORMERLY THE HARTFORD GLOBAL LEADERS FUND)

HIFSCO has revised the voluntary annual operating expense cap with respect to Class B and Class C shares. Accordingly, in the Section entitled "Your Expenses", footnote 4 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.48%, 2.23% and 2.23%, respectively. This policy may be discontinued at any time.

THE HARTFORD GROWTH FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps and revise the voluntary annual operating expense cap with respect to Class A, Class B and Class C shares. Accordingly, in the Section entitled "Your Expenses", footnote 4 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.30%, 2.05% and 2.05% respectively. This policy may be discontinued at any time.

THE HARTFORD GROWTH OPPORTUNITIES FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps and revise the voluntary annual operating expense cap with respect to Class A, Class B and Class C shares. Accordingly, the management fee at the first breakpoint is 0.90% and, in the Section entitled

"Your Expenses", "management fees" are reduced from 0.74% to 0.73% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 4 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.36%, 2.11% and 2.11%, respectively. This policy may be discontinued at any time.

THE HARTFORD HIGH YIELD FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and remove the 20 bps voluntary management fee waiver. Accordingly, the management fee at the first breakpoint is 0.70% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.75% to 0.70% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 2 to the Expense Table is hereby deleted.

HIFSCO has also continued the voluntary annual operating expense cap with respect to Class A, Class B and Class C shares. Accordingly, footnote 5 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.15%, 1.90% and 1.90%, respectively. This policy may be discontinued at any time.

THE HARTFORD INCOME FUND

HIFSCO has agreed to permanently reduce the contractual management fee by 5 bps at each breakpoint. Accordingly, in the Section entitled "Your Expenses", "management fees" are reduced from 0.60% to 0.55% in the Shareholder Fees and Annual Operating Expenses table with corresponding reductions to the "total annual operating expenses" for each class.

THE HARTFORD INFLATION PLUS FUND

HIFSCO has agreed to permanently reduce the contractual management fee by 5 bps at each breakpoint and remove the 10 bps voluntary management fee waiver. Accordingly, in the Section entitled "Your Expenses", "management fees" are reduced from 0.58% to 0.53% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 2 to the Expense Table is hereby deleted.

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class B and Class C shares. Accordingly, in the Section entitled "Your Expenses", footnote 4 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.57%, 2.32% and 2.32%, respectively. This policy may be discontinued at any time.

THE HARTFORD MIDCAP GROWTH FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class B and Class C shares. Accordingly, in the Section entitled "Your Expenses", footnote 6 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.40%, 2.15% and 2.15%. This policy may be discontinued at any time.

THE HARTFORD MONEY MARKET FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and revise the voluntary annual operating expense cap with respect to Class A, Class B and Class C shares. Accordingly, the management fee at the first breakpoint is 0.45% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.50% to 0.45% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 4 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.90%, 1.65% and 1.65%, respectively. This policy may be discontinued at any time.

THE HARTFORD SHORT DURATION FUND

HIFSCO has agreed to permanently reduce the contractual management fee by 5 bps at each breakpoint. Accordingly, in the Section entitled "Your Expenses", "management fees" are reduced from 0.55% to 0.50% in the Shareholder Fees and Annual Operating Expenses table with corresponding reductions to the "total annual operating expenses" for each class.

THE HARTFORD SMALLCAP GROWTH FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps. Accordingly, the management fee at the first breakpoint is 0.90% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.80% to 0.78% in the Shareholder Fees and Annual Operating Expenses table with corresponding reductions to the "total annual operating expenses" for each class.

THE HARTFORD STOCK FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and remove the 5 bps voluntary management fee waiver. Accordingly, the management fee at the first breakpoint is 0.75% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.73% to 0.71% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 2 to the Expense Table is hereby deleted.

HIFSCO has also revised the voluntary annual operating expense cap with respect to Class A shares. Accordingly, footnote 5 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.25%.

THE HARTFORD TAX-FREE MINNESOTA FUND

HIFSCO has agreed to permanently reduce the contractual management fee at each breakpoint and remove the 15 bps voluntary management fee waiver. Accordingly, in the Section entitled "Your Expenses", "management fees" are reduced from 0.72% to 0.55% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 2 to the Expense Table is hereby deleted.

THE HARTFORD TAX-FREE NATIONAL FUND

HIFSCO has agreed to permanently reduce the contractual management fee at each breakpoint and remove the 15 bps voluntary management fee waiver. Accordingly, in the Section entitled "Your Expenses", "management fees" are reduced from 0.74% to 0.55% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 2 to the Expense Table is hereby deleted.

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps. Accordingly, the management fee at the first breakpoint is 0.55% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.56% to 0.55% in the Shareholder Fees and Annual Operating Expenses table with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 2 to the Expense Table is hereby deleted.

THE HARTFORD VALUE OPPORTUNITIES FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps. Accordingly, the management fee at the first breakpoint is 0.90% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.87% to 0.83% in the Shareholder Fees and Annual Operating Expenses table with corresponding reductions to the "total annual operating expenses" for each class.

THE HARTFORD EQUITY GROWTH ALLOCATION FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class B and Class C shares. Accordingly, in the Section entitled "Your Expenses", footnote 5 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total operating expenses, including Underlying Fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

THE HARTFORD GROWTH ALLOCATION FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class B and Class C shares. Accordingly, in the Section entitled "Your Expenses", footnote 5 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total operating expenses, including Underlying Fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses, to 1.50%, 2.25% and 2.25%, respectively. This policy may be discontinued at any time.

THE HARTFORD BALANCED ALLOCATION FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class B and Class C shares. Accordingly, in the Section entitled "Your Expenses", footnote 5 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total operating expenses, including Underlying Fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses, to 1.40%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

THE HARTFORD CONSERVATIVE ALLOCATION FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class B and Class C shares. Accordingly, in the Section entitled "Your Expenses", footnote 5 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total operating expenses, including Underlying Fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses, to 1.35%, 2.10% and 2.10%, respectively. This policy may be discontinued at any time.

THE HARTFORD INCOME ALLOCATION FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class B and Class C shares. Accordingly, in the Section entitled "Your Expenses", footnote 5 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total operating expenses, including Underlying Fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses, to 1.20%, 1.95% and 1.95%, respectively. This policy may be discontinued at any time.

III. REVISED MANAGEMENT FEE SCHEDULES

As of November 1, 2007, the management fee schedules have been revised for the following funds: Equity Income Fund, Growth Fund, Growth Opportunities Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, SmallCap Growth Fund, Stock Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, U.S. Government Securities Fund and Value Opportunities Fund. Accordingly, effective November 1, 2007, in the Section entitled "Management of the Funds -- Management Fees", the fee schedules for the preceding funds are hereby deleted and replaced as follows:

EQUITY INCOME FUND(3), STOCK FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.75%
Next $500 million                                       0.70%
Amount Over $1 billion                                  0.65%


(3) Effective November 1, 2007, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2008.

GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $100 million                                      0.90%
Next $150 million                                       0.80%
Amount Over $250 million                                0.70%


HIGH YIELD FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.70%
Next $500 million                                       0.65%
Next $4 billion                                         0.60%
Next $5 billion                                         0.58%
Amount Over $10 billion                                 0.57%


INCOME FUND, INFLATION PLUS FUND, TAX-FREE MINNESOTA FUND, TAX-FREE NATIONAL FUND AND U.S. GOVERNMENT SECURITIES FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.55%
Next $4.5 billion                                       0.50%
Next $5 billion                                         0.48%
Amount Over $10 billion                                 0.47%


MONEY MARKET FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $1 billion                                        0.45%
Next $4 billion                                         0.40%
Next $5 billion                                         0.38%
Amount Over $10 billion                                 0.37%

SHORT DURATION FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.50%
Next $4.5 billion                                       0.45%
Next $5 billion                                         0.43%
Amount Over $10 billion                                 0.42%


IV.  FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Boards of Directors (the "Board") of the funds' have adopted policies and procedures with respect to frequent purchases and redemption of fund shares by fund shareholders (the "Policy"). It is the Policy of the funds to permit two "substantive round trips" by an investor within any 90-day period. A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.

The Boards have adopted revised procedures with respect to omnibus accounts. Accordingly, effective October 16, 2007, in the Section entitled "Frequent Purchases and Redemption of Fund Shares", the fourth sentence of the seventh paragraph is hereby deleted and replaced as follows:

     The funds' procedures with respect to omnibus accounts will be as follows:
     (1) Where Hartford Administrative Service Company ("HASCO") is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the funds' Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

V.   ACCUMULATION PRIVILEGE

Effective on or about October 8, 2007, in the section entitled "About Your Account -- Sales charge Reductions and Waivers -- Accumulation Privilege" the second sentence is deleted and replaced with the following:

     Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A and Class L shares of any funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts.

VI.  LETTER OF INTENT

Effective on or about October 8, 2007, in the section entitled "About Your Account -- Sales charge Reductions and Waivers -- Letter of Intent" the fourth sentence is deleted and replaced with the following:

     A Class A or Class L shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts owned by the shareholder as described above under "Accumulation Privilege."

             THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS
                              FOR FUTURE REFERENCE

                     SUPPLEMENT DATED AUGUST 31, 2007 TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                               DATED MAY 31, 2007
                          FOR THE HARTFORD MUTUAL FUNDS

The above referenced Prospectus is revised as follows:

I.   VOLUNTARY TRANSFER AGENCY FEE CAP

At a meeting held on August 7-8, 2007, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the transfer agency agreements between the Companies and Hartford Administrative Services Company ("HASCO"), the funds' transfer agent. In connection with this approval, HASCO agreed to reduce the voluntary transfer agent fee cap from 35 bps to 30 bps for each fund. Accordingly, in the Section entitled "Your Expenses" the footnote below each fund's Shareholder Fees and Annual Operating Expenses table relating to "Other Expenses" is hereby deleted and replaced as follows:

     "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Hartford Administrative Services Company, the fund's transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

II.  FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Boards of Directors (the "Board") of the funds' have adopted policies and procedures with respect to frequent purchases and redemption of fund shares by fund shareholders (the "Policy"). It is the Policy of the funds to permit two "substantive round trips" by an investor within any 90-day period. A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.

The Boards have adopted revised procedures with respect to omnibus accounts. Accordingly, effective October 16, 2007, in the Section entitled "Frequent Purchases and Redemption of Fund Shares", the fourth sentence of the sixth paragraph is hereby deleted and replaced as follows:

     The funds' procedures with respect to omnibus accounts will be as follows:
     (1) Where Hartford Administrative Service Company ("HASCO") is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the funds' Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

III. ACCUMULATION PRIVILEGE

Effective on or about October 8, 2007, in the section entitled "About Your Account -- Sales charge Reductions and Waivers -- Accumulation Privilege" the second sentence is deleted and replaced with the following:

     Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A and Class L shares of any funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts.

IV.  LETTER OF INTENT

Effective on or about October 8, 2007, in the section entitled "About Your Account -- Sales charge Reductions and Waivers -- Letter of Intent" the fourth sentence is deleted and replaced with the following:

     A Class A or Class L shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts owned by the shareholder as described above under "Accumulation Privilege."

             THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS
                              FOR FUTURE REFERENCE

                     SUPPLEMENT DATED AUGUST 31, 2007 TO THE
                            CLASS I SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The above referenced Prospectus is revised as follows:

I.   VOLUNTARY TRANSFER AGENCY FEE CAP

At a meeting held on August 7-8, 2007, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the transfer agency agreements between the Companies and Hartford Administrative Services Company ("HASCO"), the funds' transfer agent. In connection with this approval, HASCO agreed to reduce the voluntary transfer agent fee cap from 35 bps to 30 bps for each fund. Accordingly, effective November 1, 2007, in the Section entitled "Your Expenses" the footnote below each fund's Shareholder Fees and Annual Operating Expenses table relating to "Other Expenses" is hereby deleted and replaced as follows:

     "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Hartford Administrative Services Company, the fund's transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

II.  MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 7-8, 2007, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the investment management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to: (i) permanently reduce the contractual management fee for certain funds; (ii) remove or revise the voluntary management fee waiver for certain funds; and (iii) revise or continue the voluntary expense caps on Class I shares for certain funds. Accordingly, effective November 1, 2007, the following changes are being made to certain footnotes below the Shareholder Fees and Annual Operating Expenses table for the noted funds:

THE HARTFORD EQUITY INCOME FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and revise the voluntary management fee waiver from 10 bps to 5 bps. Accordingly, the management fee at the first breakpoint is 0.75% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.79% to 0.75% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted and replaced as follows:

     Effective November 1, 2007, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2008. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.70% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses are 1.28%.

HIFSCO has also agreed to continue the voluntary annual operating expense cap with respect to Class I shares. Accordingly, in the Section entitled "Your Expenses", footnote 3 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed through to limit the total operating expenses of the Class I shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.00%. This policy may be discontinued at any time.

THE HARTFORD GROWTH FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps and revise the voluntary annual operating expense cap with respect to Class I shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class I shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses to 1.05%. This policy may be discontinued at any time.

THE HARTFORD GROWTH OPPORTUNITIES FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps. Accordingly, the management fee at the first breakpoint is 0.90% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.74% to 0.73% in the Shareholder Fees and Annual Operating Expenses table with corresponding reductions to "total annual operating expenses."

THE HARTFORD INFLATION PLUS FUND

HIFSCO has agreed to permanently reduce the contractual management fee by 5 bps at each breakpoint and remove the 0.10% voluntary management fee waiver. Accordingly, in the Section entitled "Your Expenses", "management fees" are reduced from 0.58% to 0.53% in the Shareholder Fees and Annual Operating Expenses table with corresponding reductions to "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted.

THE HARTFORD SMALLCAP GROWTH FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps. Accordingly, the management fee at the first breakpoint is 0.90% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.80% to 0.78% in the Shareholder Fees and Annual Operating Expenses table with corresponding reductions to "total annual operating expenses."

THE HARTFORD VALUE OPPORTUNITIES FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps. Accordingly, the management fee at the first breakpoint is 0.90% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.87% to 0.83% in the Shareholder Fees and Annual Operating Expenses table with corresponding reductions to "total annual operating expenses."

III. REVISED MANAGEMENT FEE SCHEDULES

As of November 1, 2007, the management fee schedules have been revised for the following funds: Equity Income Fund, Growth Fund, Growth Opportunities Fund, Inflation Plus Fund, SmallCap Growth Fund, and Value Opportunities Fund. Accordingly, effective November 1, 2007, in the Section entitled

"Management of the Funds -- Management Fees", the fee schedules for the preceding funds are hereby deleted and replaced as follows:

EQUITY INCOME FUND(1)


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.75%
Next $500 million                                       0.70%
Amount Over $1 billion                                  0.65%


(1) Effective November 1, 2007, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2008.

GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $100 million                                      0.90%
Next $150 million                                       0.80%
Amount Over $250 million                                0.70%


INFLATION PLUS FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.55%
Next $4.5 billion                                       0.50%
Next $5 billion                                         0.48%
Amount Over $10 billion                                 0.47%


IV.  FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Boards of Directors (the "Board") of the funds' have adopted policies and procedures with respect to frequent purchases and redemption of fund shares by fund shareholders (the "Policy"). It is the Policy of the funds to permit two "substantive round trips" by an investor within any 90-day period. A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.

The Boards have adopted revised procedures with respect to omnibus accounts. Accordingly, effective October 16, 2007, in the Section entitled "Frequent Purchases and Redemption of Fund Shares", the fourth sentence of the seventh paragraph is hereby deleted and replaced as follows:

     The funds' procedures with respect to omnibus accounts will be as follows:
     (1) Where Hartford Administrative Service Company ("HASCO") is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the

     Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the funds' Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

             THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS
                              FOR FUTURE REFERENCE

                     SUPPLEMENT DATED AUGUST 31, 2007 TO THE
                            CLASS I SHARES PROSPECTUS
                               DATED MAY 31, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The above referenced Prospectus is revised as follows:

I.   VOLUNTARY TRANSFER AGENCY FEE CAP

At a meeting held on August 7-8, 2007, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the transfer agency agreements between the Companies and Hartford Administrative Services Company ("HASCO"), the funds' transfer agent. In connection with this approval, HASCO agreed to reduce the voluntary transfer agent fee cap from 35 bps to 30 bps for each fund. Accordingly, effective November 1, 2007, in the Section entitled "Your Expenses" the footnote below each fund's Shareholder Fees and Annual Operating Expenses table relating to "Other Expenses" is hereby deleted and replaced as follows:

     "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Hartford Administrative Services Company, the fund's transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

II.  MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 7-8, 2007, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the investment management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to: (i) permanently reduce the contractual management fee for certain funds; (ii) remove the voluntary management fee waiver for certain funds; and (iii) continue the expense caps on Class I shares for certain funds. Accordingly, effective November 1, 2007, the following changes are being made to certain footnotes below the Shareholder Fees and Annual Operating Expenses table for the noted funds:

THE HARTFORD HIGH YIELD FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and remove the 20 bps voluntary management fee waiver. Accordingly, the management fee at the first breakpoint is 0.70% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.75% to 0.70% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted.

HIFSCO has agreed to continue the voluntary annual operating expense cap with respect to Class I shares. Accordingly, in the Section entitled "Your Expenses", footnote 3 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total operating expenses of the Class I shares of the Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.90%. This policy may be discontinued at any time.

THE HARTFORD TAX-FREE NATIONAL FUND

HIFSCO has agreed to permanently reduce the contractual management fee at each breakpoint and remove the 15 bps voluntary management fee waiver. Accordingly, in the Section entitled "Your Expenses", "management fees" are reduced from 0.74% to 0.55% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses." In addition, footnote 2 to the Expense Table is hereby deleted.

HIFSCO has also agreed to continue the voluntary annual operating expense cap with respect to Class I shares. Accordingly, in the Section entitled "Your Expenses", footnote 3 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has agreed to limit permanently the total annual operating expenses of the Class I shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.75%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class I shares of the Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.60%. This policy may be discontinued at any time.

III. REVISED MANAGEMENT FEE SCHEDULES

As of November 1, 2007, the management fee schedules have been revised for the High Yield Fund and the Tax-Free National Fund. Accordingly, effective November 1, 2007, in the Section entitled "Management of the Funds -- Management Fees", the fee schedules for the High Yield Fund and the Tax-Free National Fund are hereby deleted and replaced as follows:

HIGH YIELD FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.70%
Next $500 million                                       0.65%
Next $4 billion                                         0.60%
Next $5 billion                                         0.58%
Amount Over $10 billion                                 0.57%


TAX-FREE NATIONAL FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.55%
Next $4.5 billion                                       0.50%
Next $5 billion                                         0.48%
Amount Over $10 billion                                 0.47%


IV.  FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Boards of Directors (the "Board") of the funds' have adopted policies and procedures with respect to frequent purchases and redemption of fund shares by fund shareholders (the "Policy"). It is the Policy of the funds to permit two "substantive round trips" by an investor within any 90-day period. A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.

The Boards have adopted revised procedures with respect to omnibus accounts. Accordingly, effective October 16, 2007, in the Section entitled "Frequent Purchases and Redemption of Fund Shares." the fourth sentence of the sixth paragraph is hereby deleted and replaced as follows:

     The funds' procedures with respect to omnibus accounts will be as follows:
     (1) Where Hartford Administrative Service Company ("HASCO") is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the funds' Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

             THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS
                              FOR FUTURE REFERENCE

                     SUPPLEMENT DATED AUGUST 31, 2007 TO THE
           CLASS R3, CLASS R4, CLASS R5 AND CLASS Y SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The above referenced Prospectus is revised as follows:

I.   VOLUNTARY TRANSFER AGENCY FEE CAP

At a meeting held on August 7-8, 2007, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the transfer agency agreements between the Companies and Hartford Administrative Services Company ("HASCO"), the funds' transfer agent. In connection with this approval, HASCO agreed to reduce the voluntary transfer agent fee cap from 35 bps to 30 bps for each fund. Accordingly, effective November 1, 2007, in the Section entitled "Your Expenses" the footnote below each fund's Shareholder Fees and Annual Operating Expenses table relating to "Other Expenses" is hereby deleted and replaced as follows:

     "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. "Other expenses" also include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5, respectively. Hartford Administrative Services Company, the fund's transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

II.  MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 7-8, 2007, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the investment management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to: (i) permanently reduce the contractual management fee for certain funds; (ii) remove or revise the voluntary management fee waiver for certain funds; and (iii) revise the expense caps on Class R3, Class R4, Class R5 and Class Y shares for certain funds. Accordingly, effective November 1, 2007, the following changes are being made to certain footnotes below the Shareholder Fees and Annual Operating Expenses table for the noted funds:

THE HARTFORD ADVISERS FUND

HIFSCO has removed the 5 bps voluntary management fee waiver. Accordingly, in the Section entitled "Your Expenses", footnote 1 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted.

THE HARTFORD CAPITAL APPRECIATION II FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class R3, Class R4, Class R5 and Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.85%, 1.55%, 1.25%, and 1.25%, respectively. This policy may be discontinued at any time.

THE HARTFORD EQUITY INCOME FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and revise the voluntary management fee waiver from 10 bps to 5 bps. Accordingly, the management fee at the first breakpoint is 0.75% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.79% to 0.75% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 1 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2008. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.70%, and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class R3, Class R4, Class R5 or Class Y shares of the Fund are 1.52%, 1.22%, 0.91% and 0.79%, respectively.

THE HARTFORD GLOBAL GROWTH FUND (FORMERLY THE HARTFORD GLOBAL LEADERS FUND)

HIFSCO has revised the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class R3, Class R4, Class R5 and Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.73%, 1.43%, 1.13% and 1.13%, respectively. This policy may be discontinued at any time.

THE HARTFORD GROWTH FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps and revise the voluntary annual operating expense cap with respect to Class R3, Class R4, R5 and Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class R3, Class R4, Class R5 and Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expense and extraordinary expenses, to 1.55%, 1.25%, 0.95% and 0.95%, respectively. This policy may be discontinued at any time.

THE HARTFORD GROWTH OPPORTUNITIES FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps and revise the voluntary annual operating expense cap with respect Class R3, Class R4, R5 and Class Y shares. Accordingly, the management fee at the first breakpoint is 0.90% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.74% to 0.73% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 2 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class R3, Class R4, Class R5 and Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.61%, 1.31%, 1.01% and 1.01%, respectively. This policy may be discontinued at any time.

THE HARTFORD HIGH YIELD FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and remove the 20 bps voluntary management fee waiver. Accordingly, the management fee at the first breakpoint is 0.70% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.75% to 0.70% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 1 to the Expense Table is hereby deleted.

HIFSCO has also revised the voluntary annual operating expense cap with respect to Class R5 and Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 3 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class R3, Class R4, Class R5 and Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.40%, 1.10%, 0.90% and 0.90%, respectively. This policy may be discontinued at any time.

THE HARTFORD INFLATION PLUS FUND

HIFSCO has agreed to permanently reduce the contractual management fee by 5 bps at each breakpoint and remove the 10 bps voluntary management fee waiver. Accordingly, in the Section entitled "Your Expenses", "management fees" are reduced from 0.58% to 0.53% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 1 to the Expense Table is hereby deleted.

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 1 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class R3, Class R4, Class R5and Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, 1.82%, 1.52%, 1.22% and 1.22%, respectively. This policy may be discontinued at any time.

THE HARTFORD MONEY MARKET FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and revise the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, the management fee at the first breakpoint is 0.45% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.50% to 0.45% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 2 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has agreed to limit permanently the total annual operating expenses of the Class R3, Class R4, Class R5 and Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses to 1.25%, 1.00%, 0.85% and 0.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class R3, Class R4, Class R5 and Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, to 1.15%, 0.85%, 0.65% and 0.65%, respectively. This policy may be discontinued at any time.

THE HARTFORD SMALLCAP GROWTH FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps and revise the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, the management fee at the first breakpoint is 0.90% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.80% to 0.78% in the Shareholder Fees and Annual Operating Expenses table with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 1 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class R3, Class R4, Class R5 and Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.65%, 1.35%, 1.05% and 1.05%, respectively. This policy may be discontinued at any time.

THE HARTFORD STOCK FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and remove the 5 bps voluntary management fee waiver. Accordingly, the management fee at the first breakpoint is 0.75% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.73% to 0.71% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 1 to the Expense Table is hereby deleted.

HIFSCO has also agreed to revise the voluntary annual operating expense cap with respect to Class R3, Class R4, Class R5 shares. Accordingly, in the Section entitled "Your Expenses", footnote 3 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class R3, Class R4 and Class R5 shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.50%, 1.20% and 0.90%. This policy may be discontinued at any time.

THE HARTFORD VALUE OPPORTUNITIES FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps and revise the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, the management fee at the first breakpoint is 0.90% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.87% to 0.83% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses" for each class. In addition, footnote 2 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class R3, Class R4, Class R5 and Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.65%, 1.35%, 1.05% and 1.05%, respectively. This policy may be discontinued at any time.

THE HARTFORD RETIREMENT INCOME FUND

HIFSCO has agreed to revise the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses including Underlying Fund fees and expenses, of the Class R3, Class R4, Class R5 and Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses, to 1.60%, 1.30%, 1.00% and 0.85%, respectively. This policy may be discontinued at any time.

THE HARTFORD TARGET RETIREMENT 2010 FUND

HIFSCO has agreed to revise the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses, including Underlying Fund fees and expenses, of Class R3, Class R4, Class R5 and Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses, to 1.65%, 1.35%, 1.05% and 0.90%, respectively. This policy may be discontinued at any time.

THE HARTFORD TARGET RETIREMENT 2020 FUND

HIFSCO has agreed to revise the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses, including Underlying Fund fees and expenses, of the Class R3, Class R4 and Class R5 and Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses, to 1.70%, 1.40%, 1.10%, and 0.95% respectively. This policy may be discontinued at any time.

THE HARTFORD TARGET RETIREMENT 2030 FUND

HIFSCO has agreed to revise the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses, including Underlying Fund fees and expenses, of Class R3, Class R4, Class R5 and Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses, to 1.75%, 1.45%, 1.15% and 1.00%, respectively. This policy may be discontinued at any time.

III. REVISED MANAGEMENT FEE SCHEDULES

As of November 1, 2007, the management fee schedules have been revised for the following funds: Equity Income Fund, Growth Fund, Growth Opportunities Fund, High Yield Fund, Inflation Plus Fund, Money Market Fund, SmallCap Growth Fund, Stock Fund, and Value Opportunities Fund. Accordingly, effective November 1, 2007, in the Section entitled "Management of the Funds -- Management Fees", the fee schedules for the preceding funds are hereby deleted and replaced as follows:

EQUITY INCOME FUND(1) AND STOCK FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.75%
Next $500 million                                       0.70%
Amount Over $1 billion                                  0.65%


(1) Effective November 1, 2007, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2008.

GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $100 million                                      0.90%
Next $150 million                                       0.80%
Amount Over $250 million                                0.70%


HIGH YIELD FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.70%
Next $500 million                                       0.65%
Next $4 billion                                         0.60%
Next $5 billion                                         0.58%
Amount Over $10 billion                                 0.57%


INFLATION PLUS FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.55%
Next $4.5 billion                                       0.50%
Next $5 billion                                         0.48%
Amount Over $10 billion                                 0.47%

MONEY MARKET FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $1 billion                                        0.45%
Next $4 billion                                         0.40%
Next $5 billion                                         0.38%
Amount Over $10 billion                                 0.37%


IV.  THE HARTFORD CAPITAL APPRECIATION FUND

In the section entitled "The Hartford Capital Appreciation Fund" item (c) in the first paragraph is deleted and replaced with the following:

          (c) certain retirement plans that include the Hartford Capital Appreciation Fund or the Hartford Capital Appreciation HLS Fund as an investment option.

V.   INVESTOR REQUIREMENTS

In the section entitled "About Your Account -- Investor Requirements" the following is added as item (5) to the second sentence in the second paragraph:

          and; (5) certain college savings programs that are qualified state tuition programs under section 529 of the Internal Revenue Code.

VI.  FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Boards of Directors (the "Board") of the funds' have adopted policies and procedures with respect to frequent purchases and redemption of fund shares by fund shareholders (the "Policy"). It is the Policy of the funds to permit two "substantive round trips" by an investor within any 90-day period. A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.

The Boards have adopted revised procedures with respect to omnibus accounts. Accordingly, effective October 16, 2007, in the Section entitled "Frequent Purchases and Redemption of Fund Shares", the fourth sentence of the seventh paragraph is hereby deleted and replaced as follows:

     The funds' procedures with respect to omnibus accounts will be as follows:
     (1) Where Hartford Administrative Service Company ("HASCO") is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the funds' Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

             THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS
                              FOR FUTURE REFERENCE

                     SUPPLEMENT DATED AUGUST 31, 2007 TO THE
                            CLASS Y SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The above referenced Prospectus is revised as follows:

I.   MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 7-8, 2007, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the investment management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to: (i) permanently reduce the contractual management fee for certain funds; (ii) remove the voluntary management fee waiver for certain funds; and (iii) revise or continue the expense caps on Class Y shares for certain funds. Accordingly, effective November 1, 2007, the following changes are being made to certain footnotes below the Shareholder Fees and Annual Operating Expenses table for the noted funds:

THE HARTFORD ADVISERS FUND

HIFSCO has removed the 5 bps voluntary management fee waiver. Accordingly, in the Section entitled "Your Expenses", footnote 1 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted.

THE HARTFORD CAPITAL APPRECIATION II FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 1 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.25%. This policy may be discontinued at any time.

THE HARTFORD EQUITY INCOME FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and revise the voluntary management fee waiver from 10 bps to 5 bps. Accordingly, the management fee at the first breakpoint is 0.75% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.79% to 0.75% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted and replaced as follows:

     Effective November 1, 2007, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2008. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.70% and the total annual operating expenses are 0.79%.

HIFSCO has also agreed to continue the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.90%. This policy may be discontinued at any time.

THE HARTFORD GLOBAL GROWTH FUND (FORMERLY THE HARTFORD GLOBAL LEADERS FUND)

HIFSCO has revised the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 1 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.13%. This policy may be discontinued at any time.

THE HARTFORD GROWTH FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps and revise the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 1 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.95%. This policy may be discontinued at any time.

THE HARTFORD GROWTH OPPORTUNITIES FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps and revise the voluntary annual operating expense cap with respect to Class A, Class B and Class C shares. Accordingly, the management fee at the first breakpoint is 0.90% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.74% to 0.73% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.01%. This policy may be discontinued at any time.

THE HARTFORD HIGH YIELD FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and remove the 20 bps voluntary management fee waiver. Accordingly, the management fee at the first breakpoint is 0.70% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.75% to 0.70% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted.

HIFSCO has also revised the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Expense table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed through to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.90%. This policy may be discontinued at any time.

THE HARTFORD INCOME FUND

HIFSCO has agreed to permanently reduce the contractual management fee by 5 bps at each breakpoint. Accordingly, in the Section entitled "Your Expenses", "management fees" are reduced from 0.60% to 0.55% in the Shareholder Fees and Annual Operating Expenses table with corresponding reductions to the "total annual operating expenses."

THE HARTFORD INFLATION PLUS FUND

HIFSCO has agreed to permanently reduce the contractual management fee by 5 bps at each breakpoint and remove the 10 bps voluntary management fee waiver. Accordingly, in the Section entitled "Your Expenses", "management fees" are reduced from 0.58% to 0.53% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted.

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 1 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.22%. This policy may be discontinued at any time.

THE HARTFORD MIDCAP GROWTH FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 3 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.05%. This policy may be discontinued at any time.

THE HARTFORD MONEY MARKET FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and revise the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, the management fee at the first breakpoint is 0.45% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.50% to 0.45% in the Shareholder Fees and Annual Operating

Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has agreed to limit permanently the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.75%. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.65%. This policy may be discontinued at any time.

THE HARTFORD SHORT DURATION FUND

HIFSCO has agreed to permanently reduce the contractual management fee by 5 bps at each breakpoint. Accordingly, in the Section entitled "Your Expenses", "management fees" are reduced from 0.55% to 0.50% in the Shareholder Fees and Annual Operating Expenses table with corresponding reductions to the "total annual operating expenses."

THE HARTFORD SMALLCAP GROWTH FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps and revise the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, the management fee at the first breakpoint is 0.90% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.80% to 0.78% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.05%. This policy may be discontinued at any time.

THE HARTFORD STOCK FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and remove the 5 bps voluntary management fee waiver. Accordingly, the management fee at the first breakpoint is 0.75% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.73% to 0.71% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted.

THE HARTFORD TAX-FREE MINNESOTA FUND

HIFSCO has agreed to permanently reduce the contractual management fee at each breakpoint and remove the 15 bps voluntary management fee waiver. Accordingly, in the Section entitled "Your Expenses", "management fees" are reduced from 0.72% to 0.55% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted.

THE HARTFORD TAX-FREE NATIONAL FUND

HIFSCO has agreed to permanently reduce the contractual management fee at each breakpoint and remove the 15 bps voluntary management fee waiver. Accordingly, in the Section entitled "Your Expenses", "management fees" are reduced from 0.74% to 0.55% in the Shareholder Fees and

Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted.

HIFSCO has also revised the permanent annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.75%. HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.60%. This policy may be discontinued at any time.

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps. Accordingly, the management fee at the first breakpoint is 0.55% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.56% to 0.55% in the Shareholder Fees and Annual Operating Expenses table with corresponding reductions to the "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted.

THE HARTFORD VALUE OPPORTUNITIES FUND

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps and revise the voluntary annual operating expense cap with respect to Class Y shares.. Accordingly, the management fee at the first breakpoint is 0.90% and, in the Section entitled "Your Expenses", "management fees" are reduced from 0.87% to 0.83% in the Shareholder Fees and Annual Operating Expenses table (the "Expense Table") with corresponding reductions to the "total annual operating expenses." In addition, footnote 1 to the Expense Table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.05%. This policy may be discontinued at any time.

THE HARTFORD RETIREMENT INCOME FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.85%. This policy may be discontinued at any time.

THE HARTFORD TARGET RETIREMENT 2010 FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.90%. This policy may be discontinued at any time.

THE HARTFORD TARGET RETIREMENT 2020 FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.95%. This policy may be discontinued at any time.

THE HARTFORD TARGET RETIREMENT 2030 FUND

HIFSCO has revised the voluntary annual operating expense cap with respect to Class Y shares. Accordingly, in the Section entitled "Your Expenses", footnote 2 to the Shareholder Fees and Annual Operating Expenses table is hereby deleted and replaced as follows:

     HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.00%. This policy may be discontinued at any time.

II.  REVISED MANAGEMENT FEE SCHEDULES

As of November 1, 2007, the management fee schedules have been revised for the following funds: Equity Income Fund, Growth Fund, Growth Opportunities Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, SmallCap Growth Fund, Stock Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, U.S. Government Securities Fund and Value Opportunities Fund. Accordingly, effective November 1, 2007, in the Section entitled "Management of the Funds -- Management Fees", the fee schedules for the preceding funds are hereby deleted and replaced as follows:

EQUITY INCOME FUND(1) AND STOCK FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.75%
Next $500 million                                       0.70%
Amount Over $1 billion                                  0.65%


(1) Effective November 1, 2007, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2008.

GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $100 million                                      0.90%
Next $150 million                                       0.80%
Amount Over $250 million                                0.70%


HIGH YIELD FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.70%
Next $500 million                                       0.65%
Next $4 billion                                         0.60%
Next $5 billion                                         0.58%
Amount Over $10 billion                                 0.57%


INCOME FUND, INFLATION PLUS FUND, TAX-FREE MINNESOTA FUND, TAX-FREE NATIONAL FUND AND U.S. GOVERNMENT SECURITIES FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.55%
Next $4.5 billion                                       0.50%
Next $5 billion                                         0.48%
Amount Over $10 billion                                 0.47%


MONEY MARKET FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $1 billion                                        0.45%
Next $4 billion                                         0.40%
Next $5 billion                                         0.38%
Amount Over $10 billion                                 0.37%


SHORT DURATION FUND


AVERAGE DAILY NET ASSETS                                ANNUAL RATE
------------------------                                -----------


First $500 million                                      0.50%
Next $4.5 billion                                       0.45%
Next $5 billion                                         0.43%
Amount Over $10 billion                                 0.42%


III. CLASS Y SHARE INVESTOR REQUIREMENTS

In the section entitled "About Your Account -- Class Y Share Investor Requirements" the following is added as item (7) to the second sentence in the first paragraph:

          and; (7) certain college savings programs that are qualified state tuition programs under section 529 of the Internal Revenue Code.

IV. FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Boards of Directors (the "Board") of the funds' have adopted policies and procedures with respect to frequent purchases and redemption of fund shares by fund shareholders (the "Policy"). It is the Policy of the funds to permit two "substantive round trips" by an investor within any 90-day period. A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.

The Boards have adopted revised procedures with respect to omnibus accounts. Accordingly, effective October 16, 2007, in the Section entitled "Frequent Purchases and Redemption of Fund Shares", the fourth sentence of the seventh paragraph is hereby deleted and replaced as follows:

     The funds' procedures with respect to omnibus accounts will be as follows:
     (1) Where Hartford Administrative Service Company ("HASCO") is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the funds' Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

             THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS
                              FOR FUTURE REFERENCE

                     SUPPLEMENT DATED AUGUST 31, 2007 TO THE
                          COMBINED AMENDED AND RESTATED
                       STATEMENT OF ADDITIONAL INFORMATION
                    FOR THE HARTFORD MUTUAL FUNDS (THE "SAI")

The above referenced SAI is revised as follows:

At a meeting held on August 7-8, 2007, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the investment management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to: (i) permanently reduce the contractual management fee for certain funds; (ii) remove or continue the voluntary management fee waiver for certain funds; and (iii) revise the expense caps in regard to certain class shares for certain funds.

In addition, as of November 1, 2007, the management fee schedules have been revised for the following funds: Equity Income Fund, Growth Fund, Growth Opportunities Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, SmallCap Growth Fund, Stock Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, U.S. Government Securities Fund and Value Opportunities Fund. Accordingly, effective November 1, 2007, in the Section entitled "Investment Management Fees", the fee schedules for the preceding funds are hereby deleted and replaced as follows:

EQUITY INCOME FUND(4) AND STOCK FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                   0.75%
Next $500 million                                                    0.70%
Amount Over $1 billion                                               0.65%

(4) Effective November 1, 2007, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2008.

GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $100 million                                                   0.90%
Next $150 million                                                    0.80%
Amount Over $250 million                                             0.70%

HIGH YIELD FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                   0.70%
Next $500 million                                                    0.65%
Next $4 billion                                                      0.60%
Next $5 billion                                                      0.58%
Amount Over $10 billion                                              0.57%

INCOME FUND, INFLATION PLUS FUND, TAX FREE MINNESOTA FUND, TAX FREE NATIONAL FUND AND U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                   0.55%
Next $4.5 billion                                                    0.50%
Next $5 billion                                                      0.48%
Amount Over $10 billion                                              0.47%

MONEY MARKET FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $1 billion                                                     0.45%
Next $4 billion                                                      0.40%
Next $5 billion                                                      0.38%
Amount Over $10 billion                                              0.37%

SHORT DURATION FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                   0.50%
Next $4.5 billion                                                    0.45%
Next $5 billion                                                      0.43%
Amount Over $10 billion                                              0.42%

As of November 1, 2007, HIFSCO has agreed to revise the voluntary expense caps in regard to certain class shares for the below noted Funds. Accordingly, effective November 1, 2007, in the Section entitled "Advisory Fee Payment History", the table listing the voluntary expense caps for the below noted Funds are hereby deleted and replaced as follows:

                                                   CLASSES
FUND NAME                               CLASS A     B & C      CLASS I    CLASS L    CLASS R3    CLASS R4    CLASS R5   CLASS Y
---------                               -------     -----      -------    -------    --------    --------    --------   -------
Balanced Allocation Fund                 1.40%      2.15%       1.15%      N/A         1.78%      1.48%       1.18%      N/A
Capital Appreciation II Fund             1.60%      2.35%       1.35%      N/A         1.85%      1.55%       1.25%      1.25%
Conservative Allocation Fund             1.35%      2.10%       1.10%      N/A         1.78%      1.48%       1.18%      N/A
Equity Growth Allocation Fund            1.60%      2.35%       1.35%      N/A         1.81%      1.51%       1.21%      N/A
Global Growth Fund (formerly Global
Leaders Fund)                            1.48%      2.23%       N/A        N/A         1.73%      1.43%       1.13%      1.13%
Growth Fund                              1.30%      2.05%       1.05%      1.42%       1.55%      1.25%       0.95%      0.95%
Growth Allocation Fund                   1.50%      2.25%       1.25%      N/A         1.84%      1.51%       1.21%      N/A
Growth Opportunities Fund                1.36%      2.11%       1.11%      1.45%       1.61%      1.31%       1.01%      1.01%
High Yield Fund                          1.15%      1.90%       0.90%      N/A         1.40%      1.10%       0.90%      0.90%
Income Allocation Fund                   1.20%      1.95%       0.95%      N/A         1.59%      1.29%       0.99%      N/A
International Opportunities Fund         1.57%      2.32%       N/A        N/A         1.82%      1.52%       1.22%      1.22%
MidCap Growth Fund                       1.40%      2.15%       N/A        N/A         N/A        N/A         N/A        1.05%
Money Market Fund                        0.90%      1.65%       N/A        N/A         1.15%      0.85%       0.65%      0.65%
Retirement Income Fund                   1.20%      1.95%       N/A        N/A         1.60%      1.30%       1.00%      0.85%
SmallCap Growth Fund                     1.40%      2.15%       1.15%      1.25%       1.65%      1.35%       1.05%      1.05%
Stock Fund                               1.25%      N/A         N/A        N/A         1.50%      1.20%       0.90%      N/A

                                                   CLASSES
FUND NAME                               CLASS A     B & C      CLASS I    CLASS L    CLASS R3    CLASS R4    CLASS R5   CLASS Y
---------                               -------     -----      -------    -------    --------    --------    --------   -------
Target Retirement 2010 Fund              1.25%      2.00%       N/A        N/A         1.65%      1.35%       1.05%      0.90%
Target Retirement 2020 Fund              1.30%      2.05%       N/A        N/A         1.70%      1.40%       1.10%      0.95%
Target Retirement 2010 Fund              1.35%      2.10%       N/A        N/A         1.75%      1.45%       1.15%      1.00%
Tax Free National Fund                   0.85%      1.60%       0.60%      0.80%       N/A        N/A         N/A        0.60%
Value Opportunities Fund                 1.40%      2.15%       1.15%      1.45%       1.65%      1.35%       1.05%      1.05%

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.